Cover	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Entity Registrant Name	BROOKFIELD CORPORATION
Entity Central Index Key	0001001085
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Amendment Flag	false